Ariel Investment Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 12, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Ariel Investment Trust (the “Trust”) File Nos.: 033-07699 and 811-04786

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 44 to the Trust’s Registration Statement under the 1933 Act, and Amendment No. 44 to the Trust’s Registration Statement under the 1940 Act, each filed on Form N-1A (collectively, the “Amendment”).  The Amendment is being filed in order to designate and register a new class of shares (the Institutional Class) of the Trust’s four existing series, Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund and Ariel Discovery Fund, and to designate the current class of shares of each of those four Funds as “Investor Class” shares.

It is proposed that the Amendment will become effective on December 30, 2011, pursuant to Rule 485(a)(1) of the 1933 Act.  At or before December 30, 2011, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Trust will file Summary Prospectuses under Rule 497(k).

Due to known technological problems with the SEC’s EDGAR filing system, as confirmed by Lynn Kenny on the EDGAR Filer Support Desk, this Amendment is being filed in conjunction with Post-Effective Amendment No. 45 (to follow), which will be filed to register two new series of the Trust.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6620.

Very truly yours,

/s/ Alia S. Mendez

Alia S. Mendez, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures